Exploration in operating units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Exploration In Operating Units [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization	$ 1,296	$ 444	$ 2,837
Total exploration in operating units	57,152	28,896	41,770
Final balance of products in process and finished goods, net of depreciation and amortization	(2,036)	(1,296)	(444)
Exploration in operating units	56,412	28,044	44,163
Services provided by third parties
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	45,437	20,406	33,591
Consumption of materials and supplies
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	3,839	1,426	3,712
Direct labor
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	3,891	3,361	1,747
Purchase of land [Member]
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units		2,162
Short-term and low-value lease
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	2,641	766	1,186
Electricity and water
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	834	471	905
Maintenance and repair
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	165	9	10
Transport
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	108	12	71
Other
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	$ 237	$ 283	$ 548